Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 2 .2%
HEICO Corp. 41,917 $ 10,015,648
Automobile Components - 0.0%
XPEL, Inc.* 4,296 180,131
Banks - 2 .5%
Affinity Bancshares, Inc.* 1,568 28,616
Amalgamated Financial Corp. 7,507 262,295
Axos Financial, Inc.* 13,970 976,922
Bancorp, Inc. (The)* 11,717 715,440
Bank First Corp. 2,441 246,980
Bankwell Financial Group, Inc. 1,915 59,710
Byline Bancorp, Inc. 10,860 318,632
California Bancorp* 7,857 130,426
Capital Bancorp, Inc. 4,044 125,445
Capital City Bank Group, Inc. 4,132 152,430
Civista Bancshares, Inc. 3,838 84,666
Coastal Financial Corp.* 3,312 295,364
CrossFirst Bankshares, Inc.* 12,059 195,838
Customers Bancorp, Inc.* 7,660 436,467
Esquire Financial Holdings, Inc. 2,042 182,494
Finwise Bancorp* 3,230 59,852
Firstsun Capital Bancorp* 6,775 285,905
Five Star Bancorp 5,211 158,467
Franklin Financial Services Corp. 1,092 37,772
HomeTrust Bancshares, Inc. 4,283 157,486
International Bancshares Corp. 15,215 1,002,516
MainStreet Bancshares, Inc. 1,856 30,828
Metropolitan Bank Holding Corp.* 2,747 176,165
National Bank Holdings Corp. - Class A 9,295 400,893
Northeast Bank 1,946 196,935
Northeast Community Bancorp, Inc. 3,433 85,139
Oak Valley Bancorp 2,048 52,982
Old Second Bancorp, Inc.
#
10,962 205,976
Orange County Bancorp, Inc. 2,778 71,867
Orrstown Financial Services, Inc. 4,740 172,252
Pathward Financial, Inc. 5,903 470,646
Plumas Bancorp 1,439 65,618
Preferred Bank 3,280 299,661
Princeton Bancorp, Inc. 1,670 50,968
Southern States Bancshares, Inc. 2,410 79,241
Third Coast Bancshares, Inc.* 3,341 120,443
Unity Bancorp, Inc. 2,435 117,732
USCB Financial Holdings, Inc. 4,837 91,806
Westamerica Bancorp 6,537 338,355
Western Alliance Bancorp 26,941 2,367,306
11,308,536
Beverages - 0 .7%
Celsius Holdings, Inc.* 41,442 1,035,221
Coca-Cola Consolidated, Inc. 1,372 1,876,375
MGP Ingredients, Inc. 3,861 139,498
3,051,094
Biotechnology - 9 .0%
Catalyst Pharmaceuticals, Inc.* 127,088 2,867,105
Halozyme Therapeutics, Inc.* 135,573 7,678,855

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - (continued)
Incyte Corp.* 193,448 $ 14,346,104
Neurocrine Biosciences, Inc.* 107,887 16,379,404
41,271,468
Broadline Retail - 0 .2%
Etsy, Inc.* 17,503 961,090
Building Products - 2 .5%
AAON, Inc. 28,495 3,316,248
Advanced Drainage Systems, Inc. 27,194 3,288,027
CSW Industrials, Inc. 5,899 1,945,549
Quanex Building Products Corp. 16,609 348,789
Simpson Manufacturing Co., Inc. 14,778 2,482,704
11,381,317
Capital Markets - 1 .0%
Hamilton Lane, Inc. - Class A 10,245 1,630,799
Kayne Anderson BDC, Inc. 17,398 300,985
PJT Partners, Inc. - Class A 5,790 955,176
StoneX Group, Inc.* 7,813 855,680
Victory Capital Holdings, Inc. - Class A 15,910 1,052,924
4,795,564
Chemicals - 0 .4%
Hawkins, Inc. 17,768 1,899,577
Origin Materials, Inc.
#
,* 124,115 116,047
2,015,624
Commercial Services & Supplies - 0 .8%
Aris Water Solutions, Inc. - Class A 10,745 274,320
Tetra Tech, Inc. 93,884 3,454,931
3,729,251
Construction & Engineering - 3 .2%
Bowman Consulting Group Ltd. - Class A* 6,142 156,191
Comfort Systems USA, Inc. 12,487 5,453,697
Everus Construction Group, Inc.* 17,863 1,229,153
IES Holdings, Inc.* 7,011 1,551,394
MYR Group, Inc.* 5,656 800,720
Primoris Services Corp. 18,835 1,445,963
Sterling Infrastructure, Inc.* 10,761 1,532,582
WillScot Holdings Corp.* 64,780 2,400,747
14,570,447
Construction Materials - 2 .2%
Eagle Materials, Inc. 28,521 7,322,482
United States Lime & Minerals, Inc. 24,287 2,685,656
10,008,138
Consumer Finance - 0 .5%
Atlanticus Holdings Corp.* 3,084 183,406
Enova International, Inc.* 6,410 719,971
SLM Corp. 51,951 1,449,952
2,353,329
Consumer Staples Distribution & Retail - 1 .7%
BJ's Wholesale Club Holdings, Inc.* 23,286 2,306,478
Casey's General Stores, Inc. 6,552 2,763,437
Guardian Pharmacy Services, Inc. - Class A
#
,* 1,618 36,907
Ingles Markets, Inc. - Class A 2,565 169,854
Sprouts Farmers Market, Inc.* 17,624 2,790,584
8,067,260

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Containers & Packaging - 1 .5%
Graphic Packaging Holding Co. 255,019 $ 6,995,171
Distributors - 0.0%
GigaCloud Technology, Inc. - Class A
#
,* 5,117 109,094
Diversified Consumer Services - 0 .2%
Stride, Inc.* 6,790 915,971
Diversified REITs - 0 .3%
Essential Properties Realty Trust, Inc. 39,507 1,268,175
Electric Utilities - 0 .1%
Otter Tail Corp. 8,031 618,708
Electrical Equipment - 1 .2%
Array Technologies, Inc.* 53,258 390,381
Atkore, Inc. 12,245 997,233
NEXTracker, Inc. - Class A* 50,356 2,538,950
Powell Industries, Inc.
#
4,219 1,011,632
Preformed Line Products Co. 1,712 257,553
Shoals Technologies Group, Inc. - Class A* 58,417 279,233
5,474,982
Electronic Equipment, Instruments & Components - 3 .3%
Badger Meter, Inc. 21,418 4,581,524
ePlus, Inc.* 19,518 1,559,488
Fabrinet* 26,412 5,710,539
M-Tron Industries, Inc.* 2,089 123,042
Napco Security Technologies, Inc. 26,728 980,918
OSI Systems, Inc.* 12,167 2,390,085
15,345,596
Energy Equipment & Services - 0 .2%
Atlas Energy Solutions, Inc. - Class A
#
35,047 804,679
Entertainment - 0 .1%
Vivid Seats, Inc. - Class A* 57,143 245,715
Financial Services - 0 .8%
HA Sustainable Infrastructure Capital, Inc. 29,013 812,654
International Money Express, Inc.* 7,600 143,716
Merchants Bancorp 11,190 469,197
NMI Holdings, Inc. - Class A* 19,367 747,954
Paymentus Holdings, Inc. - Class A* 5,991 191,472
Payoneer Global, Inc.* 87,250 924,850
Sezzle, Inc.* 1,376 321,998
Velocity Financial, Inc.* 8,093 150,044
3,761,885
Food Products - 0 .8%
Darling Ingredients, Inc.* 28,034 1,050,154
Lamb Weston Holdings, Inc. 25,142 1,507,011
Mama's Creations, Inc.* 6,607 50,874
Simply Good Foods Co. (The)* 17,678 671,764
Vital Farms, Inc.* 7,727 339,022
3,618,825
Ground Transportation - 1 .0%
Saia, Inc.* 9,319 4,474,145
Health Care Equipment & Supplies - 2 .5%
Electromed, Inc.* 9,006 309,806
Lantheus Holdings, Inc.* 74,077 6,852,863
Semler Scientific, Inc.
#
,* 8,825 458,547
STAAR Surgical Co.* 52,493 1,269,806

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Tactile Systems Technology, Inc.* 25,566 $ 447,661
UFP Technologies, Inc.* 8,168 2,243,423
11,582,106
Health Care Providers & Services - 6 .2%
Addus HomeCare Corp.* 19,311 2,416,965
CorVel Corp.* 54,747 6,342,440
Cross Country Healthcare, Inc.* 35,068 638,939
DocGo, Inc.* 108,715 531,616
Ensign Group, Inc. (The) 61,058 8,527,360
Option Care Health, Inc.* 181,341 5,607,064
PACS Group, Inc.* 165,337 2,402,347
Progyny, Inc.* 90,735 2,102,330
28,569,061
Health Care REITs - 0 .2%
American Healthcare REIT, Inc. 34,489 975,694
Health Care Technology - 1 .8%
Doximity, Inc. - Class A* 136,540 8,069,514
Hotels, Restaurants & Leisure - 0 .6%
Caesars Entertainment, Inc.* 33,046 1,191,308
Target Hospitality Corp.* 15,379 148,100
Wingstop, Inc. 4,541 1,352,764
2,692,172
Household Durables - 1 .0%
Dream Finders Homes, Inc. - Class A
#
,* 5,312 122,548
Green Brick Partners, Inc.* 6,916 418,211
Installed Building Products, Inc. 4,368 868,533
Lovesac Co. (The)* 2,410 61,600
M/I Homes, Inc.* 4,235 532,763
Meritage Homes Corp. 11,314 881,021
Smith Douglas Homes Corp. - Class A* 1,375 33,357
TopBuild Corp.* 4,583 1,570,502
4,488,535
Household Products - 0.0%
Oil-Dri Corp. of America 1,816 76,308
Independent Power and Renewable Electricity Producers - 0.0%
Altus Power, Inc. - Class A* 30,682 123,649
Industrial REITs - 0 .9%
Innovative Industrial Properties, Inc. 6,396 458,465
Plymouth Industrial REIT, Inc. 10,228 171,831
Rexford Industrial Realty, Inc. 50,108 2,037,391
Terreno Realty Corp. 22,465 1,469,660
4,137,347
Insurance - 4 .5%
Bowhead Specialty Holdings, Inc.* 7,993 258,414
Enstar Group Ltd.* 3,732 1,220,327
Erie Indemnity Co. - Class A 11,309 4,556,962
Goosehead Insurance, Inc. - Class A 5,968 639,591
Hagerty, Inc. - Class A* 22,018 213,354
HCI Group, Inc. 2,579 314,457
Kingsway Financial Services, Inc.* 6,720 54,432
Kinsale Capital Group, Inc. 5,698 2,518,174
Palomar Holdings, Inc.* 6,469 697,811
RenaissanceRe Holdings Ltd. 12,718 2,957,952

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
RLI Corp. 22,417 $ 1,644,287
Ryan Specialty Holdings, Inc. - Class A 30,625 2,039,012
Selective Insurance Group, Inc. 14,881 1,251,939
SiriusPoint Ltd.* 39,599 576,561
Skyward Specialty Insurance Group, Inc.* 9,803 434,077
TWFG, Inc. - Class A* 3,614 103,650
White Mountains Insurance Group Ltd. 619 1,196,193
20,677,193
Interactive Media & Services - 0 .4%
Shutterstock, Inc. 15,156 447,405
ZoomInfo Technologies, Inc. - Class A* 149,305 1,536,349
1,983,754
IT Services - 4 .3%
DigitalOcean Holdings, Inc.* 67,218 2,788,203
EPAM Systems, Inc.* 41,317 10,492,865
Globant SA* 31,542 6,728,539
20,009,607
Leisure Products - 0 .2%
Acushnet Holdings Corp. 9,460 617,927
YETI Holdings, Inc.* 13,201 491,870
1,109,797
Life Sciences Tools & Services - 6 .5%
Bruker Corp. 161,533 9,393,144
Charles River Laboratories International, Inc.* 54,493 8,978,267
Medpace Holdings, Inc.* 33,127 11,566,292
29,937,703
Machinery - 3 .6%
AGCO Corp. 26,165 2,732,411
Alamo Group, Inc. 4,231 785,104
Franklin Electric Co., Inc. 16,027 1,602,540
Kadant, Inc. 4,111 1,532,992
Lincoln Electric Holdings, Inc. 19,793 3,934,452
Mueller Industries, Inc. 39,877 3,140,314
Symbotic, Inc. - Class A
#
,* 36,708 1,077,380
Watts Water Technologies, Inc. - Class A 9,591 1,983,227
16,788,420
Marine Transportation - 0 .1%
Global Ship Lease, Inc. - Class A 12,354 266,599
Media - 1 .2%
Ibotta, Inc. - Class A* 11,943 865,868
Integral Ad Science Holding Corp.* 70,715 743,215
New York Times Co. (The) - Class A 70,958 3,853,019
5,462,102
Metals & Mining - 0 .7%
Alpha Metallurgical Resources, Inc.* 11,066 2,026,959
Friedman Industries, Inc. 5,910 89,655
Worthington Steel, Inc. 43,142 1,253,275
3,369,889
Mortgage Real Estate Investment Trusts (REITs) - 0 .1%
Chicago Atlantic Real Estate Finance, Inc. 4,805 73,853
Ready Capital Corp.
#
41,317 274,758
Sachem Capital Corp.
#
11,353 13,737
362,348

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 5,265 $ 69,287
Oil, Gas & Consumable Fuels - 1 .2%
Ardmore Shipping Corp. 13,290 157,752
Dorian LPG Ltd. 13,597 326,872
Granite Ridge Resources, Inc. 41,544 257,158
Kinetik Holdings, Inc. - Class A 18,998 1,224,041
Matador Resources Co. 39,671 2,300,918
New Fortress Energy, Inc.
#
79,940 1,199,100
5,465,841
Personal Care Products - 0 .8%
BellRing Brands, Inc.* 22,711 1,756,696
elf Beauty, Inc.* 9,933 992,406
Interparfums, Inc. 5,678 800,711
3,549,813
Pharmaceuticals - 2 .6%
Amphastar Pharmaceuticals, Inc.* 51,229 1,786,355
Contineum Therapeutics, Inc. - Class A* 20,294 198,678
Corcept Therapeutics, Inc.* 111,646 7,471,351
Harmony Biosciences Holdings, Inc.* 60,761 2,355,704
Scilex Holding Co.* 204,015 84,034
11,896,122
Professional Services - 4 .6%
CACI International, Inc. - Class A* 7,854 3,033,686
CBIZ, Inc.* 17,592 1,509,570
Concentrix Corp. 22,728 1,188,220
CRA International, Inc. 2,375 436,003
ExlService Holdings, Inc.* 56,413 2,835,317
FTI Consulting, Inc.* 12,600 2,461,410
Paycom Software, Inc. 19,604 4,069,006
Paylocity Holding Corp.* 19,539 4,015,655
TriNet Group, Inc. 17,391 1,624,145
21,173,012
Real Estate Management & Development - 0 .1%
Landbridge Co. LLC - Class A
#
3,931 255,004
Semiconductors & Semiconductor Equipment - 3 .4%
ACM Research, Inc. - Class A* 41,955 862,175
Aehr Test Systems
#
,* 21,574 244,433
Axcelis Technologies, Inc.* 23,681 1,610,308
Enphase Energy, Inc.* 98,425 6,129,909
Lattice Semiconductor Corp.* 100,517 5,731,479
Photronics, Inc.* 46,156 1,061,127
15,639,431
Software - 7 .4%
Alarm.com Holdings, Inc.* 36,011 2,184,787
Bentley Systems, Inc. - Class B 211,787 9,858,685
Box, Inc. - Class A* 104,340 3,483,913
DoubleVerify Holdings, Inc.* 123,240 2,539,976
Dropbox, Inc. - Class A* 168,374 5,413,224
EverCommerce, Inc.* 133,666 1,355,373
Qualys, Inc.* 26,649 3,715,137
Red Violet, Inc. 10,037 365,347
SPS Commerce, Inc.* 27,361 5,053,030
33,969,472

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialized REITs - 0 .1%
National Storage Affiliates Trust 17,159 $ 637,457
Specialty Retail - 2 .7%
Arhaus, Inc. - Class A 8,293 101,838
Asbury Automotive Group, Inc.* 3,049 904,577
Boot Barn Holdings, Inc.* 4,747 763,555
Dick's Sporting Goods, Inc. 9,008 2,162,370
EVgo, Inc. - Class A* 16,657 57,800
Five Below, Inc.* 8,554 802,194
Floor & Decor Holdings, Inc. - Class A* 16,675 1,669,168
Group 1 Automotive, Inc. 2,076 947,673
Lithia Motors, Inc. - Class A 4,135 1,555,174
Murphy USA, Inc. 3,145 1,581,652
Penske Automotive Group, Inc. 10,392 1,721,227
12,267,228
Technology Hardware, Storage & Peripherals - 0 .2%
CompoSecure, Inc. - Class A 64,201 1,023,364
Textiles, Apparel & Luxury Goods - 0 .2%
Crocs, Inc.* 9,061 924,856
Trading Companies & Distributors - 5 .0%
Alta Equipment Group, Inc. 11,634 84,928
Applied Industrial Technologies, Inc. 13,484 3,506,245
Core & Main, Inc. - Class A* 67,553 3,812,691
FTAI Aviation Ltd. 35,965 3,615,562
GMS, Inc.* 13,771 1,161,446
Herc Holdings, Inc. 9,988 2,037,153
Hudson Technologies, Inc.* 15,823 91,773
Karat Packaging, Inc. 7,025 217,143
McGrath RentCorp 8,602 1,055,207
Rush Enterprises, Inc. - Class A 27,244 1,655,073
SiteOne Landscape Supply, Inc.* 15,827 2,252,182
Titan Machinery, Inc.* 8,095 151,538
Transcat, Inc.* 3,233 249,006
WESCO International, Inc. 17,173 3,177,005
23,066,952
Water Utilities - 0 .5%
American States Water Co. 7,262 541,019
Essential Utilities, Inc. 52,710 1,870,151
Pure Cycle Corp.* 4,600 54,050
2,465,220
Total Common Stocks (cost 413,900,699) 460,426,700
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $153,241) 153,211 153,241
Investments Purchased with Cash Collateral from Securities Lending - 0 .8%
Investment Companies - 0 .6%
Janus Henderson Cash Collateral Fund LLC, 4.2016%
£,∞
3,060,955 3,060,955

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0 .2%
Royal Bank of Canada, 4.3100%, 2/3/25 $ 765,239 $ 765,239
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,826,194) 3,826,194
Total Investments (total cost $ 417,880,134 ) - 100 .8% 464,406,135
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (3,902,465)
Net Assets - 100.0% $460,503,670
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 446,787,866 96 .3%
Luxembourg 6,728,539 1 .4
Thailand 5,710,539 1 .2
Bermuda 4,754,840 1 .0
United Kingdom 266,599 0 .1
Ireland 157,752 0 .0
Total $ 464,406,135 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 118,891 $ 2,616,768 $ (2,582,418) $ – $ – $ 153,241 153,211 $ 1,862
Investments Purchased
with Cash Collateral from
Securities Lending - 0.8%
Investment Companies - 0.6%
Janus Henderson Cash
Collateral Fund LLC,
4.2016%
∞
1,965,177 19,345,690 (18,249,912) – – 3,060,955 3,060,955 743
Δ
Total Affiliated Investments
- 0.6% $2,084,068 $21,962,458 $(20,832,330) $– $– $3,214,196 $2,605

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2025.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 460,426,700 $ — $ — $ 460,426,700
Investment Companies — 153,241 — 153,241
Investments Purchased with Cash
Collateral from Securities Lending — 3,826,194 — 3,826,194
Total Assets $ 460,426,700 $ 3,979,435 $ — $ 464,406,135

Janus Henderson Small/Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Small/Mid Cap Growth Alpha ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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